UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

Foreside Management Services, LLC

690 Taylor Road, Suite 210

Gahanna, OH 43230

(Address of principal executive offices) (Zip code)

Foreside Management Services, LLC

690 Taylor Road, Suite 210

Gahanna, OH 43230

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800)-527-3713

Date of fiscal year end: 10/31

Date of reporting period: 7/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS

July 31, 2017 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
FIXED RATE MORTGAGE-RELATED SECURITIES	1.2%
Collateralized Mortgage Obligations	1.2%
Freddie Mac
2.67%		8/15/25	$663,801	$669,926
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $669,540)				669,926

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES*	2.1%
Northern Institutional Treasury Portfolio, 0.86%		1,170,865	$1,170,865
TOTAL INVESTMENT COMPANIES
(Cost $1,170,865)			1,170,865

	Percentage of Net Assets	Principal Amount	Value
REPURCHASE AGREEMENTS	81.9%
Amherst Pierpont Securities LLC, 1.13%, (Agreement dated 7/31/17 to be repurchased at $15,000,471 on 8/7/17. Collateralized by U.S. Government Bonds and Adjustable Rate U.S. Government Mortgage-Backed Securities, 0.00%-4.00%, with a value of $15,300,860, due at 9/30/18-8/25/47)		$15,000,000	$15,000,000

Amherst Pierpont Securities LLC, 1.53%, (Agreement dated 7/31/17 to be repurchased at $10,000,425 on 8/7/17. Collateralized by U.S. Government Bonds and Adjustable Rate U.S. Government Mortgage-Backed Securities, 0.00%-5.50%, with a value of $10,614,039, due at 9/14/17-8/25/47)
		10,000,000	10,000,000

See notes to Schedule of Investments.

AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS

July 31, 2017 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
BCM HIF, 1.80%, (Agreement dated 7/24/17 to be repurchased at $2,782,740 on 7/31/17. Collateralized by SBA Loans, with a value of $2,781,905, due at 3/25/30, and cash of $282,459)		$2,781,905	$2,781,905
BCM HIF, 2.20%, (Agreement dated 7/24/17 to be repurchased at $17,363,421 on 8/25/17. Collateralized by SBA Loans, with a value of $17,309,650, due at 3/15/42-8/15/42, and cash of $1,778,119)
		17,328,343	17,328,343
TOTAL REPURCHASE AGREEMENTS
(Cost $45,110,248)			45,110,248
TOTAL INVESTMENTS
(Cost $46,950,653)	85.2%		46,951,039
NET OTHER ASSETS (LIABILITIES)	14.8%		8,172,358
NET ASSETS	100.0%		$55,123,397

*	The rates presented are the rates in effect at July 31, 2017.

See notes to Schedule of Investments.

ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
July 31, 2017 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	55.4%
1 Yr. Constant Maturity Treasury Based ARMS	27.6%
Fannie Mae Grantor Trust
4.03%		5/25/42	$5,070,932	$5,326,492
3.21%		8/25/43	6,778,493	6,965,430
Fannie Mae Whole Loan
3.71%		8/24/42	1,424,274	1,537,907
3.48%		8/25/42	4,530,228	4,726,269
3.10%		4/25/45	7,647,644	7,896,725
				26,452,823
12 Mo. London Interbank Offering Rate (LIBOR)	23.4%
Fannie Mae
3.22%		9/1/36	174,691	183,642
3.53%		6/1/37	8,941,899	9,428,115
3.16%		9/1/38	12,028,678	12,539,331
Freddie Mac
3.45%		5/1/39	288,229	301,661
				22,452,749
6 Mo. Certificate of Deposit Based ARMS	0.8%
Fannie Mae
2.34%		6/1/21	86,423	86,701
2.84%		12/1/24	496,303	511,895
Freddie Mac
3.20%		1/1/26	196,341	201,327
				799,923
SBA Pool Floaters	3.6%
Small Business Administration Pool
4.34%		10/25/38	3,054,180	3,395,243
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(Cost $52,333,395)				53,100,738
FIXED RATE MORTGAGE-RELATED SECURITIES	14.9%
30 Yr. Securities	7.7%
Fannie Mae
5.00%		6/1/41	490,213	542,605

See notes to Schedule of Investments.

ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
July 31, 2017 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
5.00%		6/1/41	$908,336	$1,005,414
5.00%		6/1/41	3,775,634	4,179,155
Freddie Mac
6.00%		6/16/37	1,493,155	1,641,677
				7,368,851
Collateralized Mortgage Obligations.	7.2%
Fannie Mae
5.00%		2/25/18	72,981	73,492
Government National Mortgage Association
1.35%		6/16/37	6,981,225	6,841,468
				6,914,960
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $14,459,473)				14,283,811
U.S. GOVERNMENT OBLIGATIONS	6.2%
U.S. Treasury Note
1.25%		4/30/19	6,000,000	5,990,628
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $5,997,955)				5,990,628

	Percentage
	of Net
	Assets		Shares	Value
INVESTMENT COMPANIES*	8.1%
Northern Institutional Treasury Portfolio, 0.86%			7,736,557	$7,736,557
TOTAL INVESTMENT COMPANIES
(Cost $7,736,557)				7,736,557
TOTAL INVESTMENTS
(Cost $80,527,380)	84.6%			81,111,734
NET OTHER ASSETS (LIABILITIES)	15.4%			14,812,687
NET ASSETS	100.0%			$95,924,421

*	The rates presented are the rates in effect at July 31, 2017.

See notes to Schedule of Investments.

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2017 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	95.8%
Automobiles & Components	1.1%
General Motors Co.		14,000	$503,720
Banks	3.6%
Bank of America Corp.		66,975	1,615,437
Capital Goods	8.9%
Cummins, Inc.		10,000	1,679,000
Eaton Corp. PLC		20,678	1,618,054
Ingersoll-Rand PLC		7,689	675,709
			3,972,763
Consumer Services	8.1%
Starbucks Corp.		27,000	1,457,460
Carnival Corp.		8,396	560,685
McDonald’s Corp.		10,365	1,608,026
			3,626,171
Diversified Financials	1.8%
Discover Financial Services		12,942	788,685
Energy	3.3%
Valero Energy Corp.		21,335	1,471,475
Food Beverage & Tobacco	5.1%
General Mills, Inc.		11,500	640,090
PepsiCo, Inc.		14,154	1,650,498
			2,290,588
Health Care Equipment & Services	6.6%
Aetna, Inc.		6,642	1,024,927
UnitedHealth Group, Inc.		10,060	1,929,609
			2,954,536
Household & Personal Products	3.0%
Colgate-Palmolive Co.		6,800	490,960
Kimberly-Clark Corp.		6,900	849,804
			1,340,764
Insurance	6.3%
Aflac, Inc.		17,975	1,433,506
Progressive (The) Corp.		7,000	329,910
Prudential Financial, Inc.		9,188	1,040,357
			2,803,773

See notes to Schedule of Investments.

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Materials	5.5%
LyondellBasell Industries NV		15,753	$1,419,188
Sherwin-Williams (The) Co.		3,125	1,053,969
			2,473,157
Pharmaceuticals & Biotechnology	8.8%
AbbVie, Inc.		24,539	1,715,521
Amgen, Inc.		6,570	1,146,531
Bristol-Myers Squibb Co.		9,700	551,930
Eli Lilly & Co.		6,400	529,024
			3,943,006
Real Estate	2.2%
Simon Property Group, Inc.		6,137	972,714
Retailing	3.4%
Home Depot (The), Inc.		5,176	774,330
Lowe’s Cos., Inc.		9,576	741,182
			1,515,512
Semiconductors & Semiconductor	1.8%
Broadcom Ltd.		3,250	801,645
Software & Services	13.5%
Accenture PLC		3,000	386,460
Alphabet, Inc.(a)		1,655	1,564,802
Facebook, Inc.(a)		8,200	1,387,850
Intuit, Inc.		6,250	857,563
Oracle Corp.		37,237	1,859,243
			6,055,918
Technology Hardware & Equipment	4.4%
Cisco Systems, Inc.		36,184	1,137,987
Western Digital Corp.		10,000	851,200
			1,989,187

See notes to Schedule of Investments.

LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS July 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Telecommunication Services	3.5%
AT&T, Inc.		39,909	$1,556,451
Utilities	4.9%
American Electric Power Co., Inc.		18,000	1,269,720
Edison International		11,762	925,434
			2,195,154
TOTAL COMMON STOCKS
(Cost $35,022,318)			42,870,656

INVESTMENT COMPANIES*	4.2%
Northern Institutional Treasury Portfolio, 0.86%		1,874,673	1,874,673
TOTAL INVESTMENT COMPANIES
(Cost $1,874,673)			1,874,673

TOTAL INVESTMENTS
(Cost $36,896,991)	100.0%		44,745,329
NET OTHER ASSETS (LIABILITIES)	0.0%		(13,600)
NET ASSETS	100.0%		$44,731,729

*	The interest rate presented is the rate in effect at July 31, 2017.

(a)	Non-income producing security.

See notes to Schedule of Investments.

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2017 (Unaudited)

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” As of July 31, 2017, the Trust is authorized to issue an unlimited number of shares, at no par value, in three separate series: the Ultra Short Mortgage Fund, the Large Cap Equity Fund and the AAAMCO Ultrashort Financing Fund (referred to individually as a “Fund” and collectively as the “Funds”). The Ultra Short Mortgage Fund offers a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements. The AAAMCO Ultrashort Financing Fund is authorized to issue two classes of shares: Class I Shares and Class Y Shares. Class I and Class Y Shares of the AAAMCO Ultrashort Financing Fund have the same rights and obligations except: (i) Class I Shares bear a distribution fee, while Class Y Shares do not have any distribution fee, which will cause Class I Shares to have a higher expense ratio and to pay lower dividends than those related to Class Y Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements. The AAAMCO Ultrashort Financing Fund commenced operation on June 7, 2017. The AAAMCO Ultrashort Financing Fund is authorized to issue two classes of shares: Class I Shares and Class Y Shares.

The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

A.	Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 — quoted prices in active markets for identical assets

● Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value (“NAV”) as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Trust’s Pricing Committee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Trust’s Pricing Committee to fair value the security or securities.

Within the fair value pricing methodology implemented by the Pricing Committee, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2017 (Unaudited)

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2017:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
AAAMCO Ultrashort Financing Fund
U.S. Government Agency Mortgages*	$-	$669,926	$-	$669,926
Investment Companies	1,170,865	-	-	1,170,865
Repurchase Agreements	-	45,110,248	-	45,110,248
Total Investments	1,170,865	45,780,174	-	46,951,039
Ultra Short Mortgage Fund
U.S. Government Agency Mortgages*	-	73,375,177	-	73,375,177
Investment Companies	7,736,557	-	-	7,736,557
Total Investments	7,736,557	73,375,177	-	81,111,734
Large Cap Equity Fund
Common Stocks	42,870,656	-	-	42,870,656
Investment Companies	1,874,673	-	-	1,874,673
Total Investments	44,745,329	-	-	44,745,329

*	Classifications as defined in the Schedule of Investments

As of July 31, 2017 there were no Level 3 securities held by the Funds. The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of July 31, 2017, based on levels assigned to securities as of October 31, 2016.

REPURCHASE AGREEMENTS

The Ultra Short Mortgage Fund and the AAAMCO Ultrashort Financing Fund may invest in obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks that may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The Funds, through the custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Funds requires the custodian to take possession of all securities held as collateral for repurchase agreements. The fair value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited. There were no repurchase agreements held by the Ultra Short Mortgage Fund as of April 30, 2017.

NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2017 (Unaudited)

FEDERAL INCOME TAX INFORMATION

At July 31, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Portfolio	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AAAMCO Ultrashort Financing Fund	$46,281,113	$-	$-	$-
Ultra Short Mortgage Fund	80,528,490	968,412	(385,168)	583,244
Large Cap Equity Fund	37,566,531	8,154,449	(305,725)	7,848,724

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: September 27, 2017

By (Signature and Title)

/s/ Dana Gentile
Dana Gentile, President

Date: September 27, 2017